PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Abstract]
Impairment charge		$ 0	$ 0	$ 0
Depreciation expenses	$ 6,076	$ 7,813	$ 8,933	$ 7,450